Equity (Narrative) (FY) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Class of Stock [Line Items]
Ownership percentage by parent			82.35%
Equity contributions from AES				$ 253,000	$ 275,000
Equity contributions from shareholders			$ 0	253,000	275,000
Debt to Capitalization Ratio, Maximum			1
Interest Coverage Ratio			2.5
Interest Coverage Ratio, Minimum			1
Leverage Ratio			0.67
Payments of Ordinary Dividends, Common Stock	$ 26,720	$ 19,115	$ 104,287	101,986	131,476
Total preferred stock dividends declared				3,213
Equity Capital Contributions			208,300		226,500
Preferred Stock Redemption Premium			300
Limited Partners' Contributed Capital			79,300
$200M Term Loan Maturing June 2023
Class of Stock [Line Items]
Short-Term Bank Loans and Notes Payable			200,000
Indianapolis Power And Light Company
Class of Stock [Line Items]
Equity contributions from AES			$ 0	253,000	275,000
Debt to capitalization ratio			0.67
Debt to Capitalization Ratio, Maximum			1
Dividends, Common Stock, Cash	27,099	41,600	$ 140,200	127,200	155,700
Payments of Ordinary Dividends, Common Stock	$ 24,500	39,000	$ 140,200	127,200	155,700
Number of separate series of cumulative preferred stock			5
Preferred Stock, Voting Rights			2
Preferred Stock, Redemption Amount				60,100
Dividends, Preferred Stock, Stock			$ 0	3,200	3,200
Indianapolis Power And Light Company | $200M Term Loan Maturing June 2023
Class of Stock [Line Items]
Short-Term Bank Loans and Notes Payable			200,000
AES U.S. Investments [Member]
Class of Stock [Line Items]
Ownership percentage by parent	82.35%
Equity Capital Contributions			$ 208,300		226,500
AES U.S. Investments [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Ownership Interest in Parent Company, Percent	85.00%
AES U.S. Holdings, LLC [Member]
Class of Stock [Line Items]
Ownership Interest in Parent Company, Percent	85.00%		85.00%
CDPQ [Member]
Class of Stock [Line Items]
Ownership Interest in Parent Company, Percent	15.00%		15.00%
Ownership percentage by parent	17.65%
Equity Capital Contributions			$ 31,300		34,000
Equity Capital Contribution to IPALCO			44,700		48,500
CDPQ [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Ownership Interest in Parent Company, Percent	15.00%
AES US Holdings LLC
Class of Stock [Line Items]
Equity Capital Contributions			$ 177,000		192,500
Minimum [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Dividend rate on preferred stock			4.00%
Maximum [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Dividend rate on preferred stock			5.65%
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Equity contributions from AES				253,000	275,000
Additional Paid-in Capital [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Equity contributions from AES			$ 0	253,000	275,000
Retained Earnings [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Dividends, Common Stock, Cash	$ 27,099	$ 41,600	$ 140,200	127,200	155,700
Total preferred stock dividends declared				$ (3,213)	$ (3,213)